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FORUM FINANCIAL GROUP                    PORTLAND    SEATTLE  BERMUDA  WARSAW




                                                 January 24, 2000



               Securities and Exchange Commission
               Office of Document Control
               450 Fifth Street, N.W.
               Washington, D.C. 20549

               Re: Forum Funds

                  File Nos.  2-67052, 811-3023
                  CIK:  0000315774

               Ladies and Gentlemen:

                    The Semi-Annual  Report filed  September 2, 1999,  accession number 0001047469-99-034561, was incorrectly submitted under the CIK of Forum Funds (the "Trust"). The Semi-Annual Report is for another registrant other than the Trust. That filing was made in error and should be disregarded.

                    Any  questions  concerning  this  filing may be  directed to me at (207) 822-6680.

                                                Sincerely,

                                                /s/ Leslie K. Klenk

                                                Leslie K. Klenk
                                                Secretary

TWO PORTLAND SQUARE
PORTLAND, MAINE  04101
TEL:  207-879-1900
FAX:  207-879-6050.
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